Accumulated losses/ Retained earnings (Tables)	12 Months Ended
Jun. 30, 2023
Accumulated losses/ Retained earnings
Schedule of Movements in accumulated losses

	2023	2022

	(In thousands of US Dollars)
As of July 1	(24,432)	(18,239)
Loss during the year	(15,217)	(6,193)
As of June 30	(39,649)	(24,432)